UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)
Municipal Investments 99.6%
New York 86.5%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.06% *, 7/1/2038, LOC: TD BankNorth NA	1,230,000	1,230,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.14% *, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.14% *, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.08% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,900,000	1,900,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.1% *, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, General Obligation, Series E, 4.0%, 8/1/2014	500,000	506,504
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.07% *, 11/1/2031, LOC: Morgan Stanley Bank	610,000	610,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-1, 0.09% *, 7/1/2034, LOC: Bank of America NA	100,000	100,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidate Education Co. of New York, Inc. Project, Series A-1, AMT, 0.05% *, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.07% *, 11/1/2049, LOC: Wells Fargo Bank NA	500,000	500,000
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.05% *, 5/1/2045, LOC: Wells Fargo & Co.	1,200,000	1,200,000
New York, State Power Authority:
0.1% *, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	2,440,000	2,440,000
0.1% *, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	3,000,000	3,000,000
New York, State Thruway Authority, Series B, 5.0%, 4/1/2014, INS: AGMC	820,000	820,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A, 5.0%, 4/1/2014	340,000	340,000
Series B, 5.0%, 4/1/2014	650,000	650,000
Series A, 5.0%, 4/1/2015	610,000	639,313
Series B, Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2022, INS: AMBAC	2,300,000	2,300,000
New York, State Urban Development Corp. Revenue:
0.07% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	620,000	620,000
Series A3C, 0.07% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series A-1, 5.0%, 12/15/2014	300,000	310,058
Series C, 5.0%, 12/15/2014	250,000	258,415
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.07% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	715,000	715,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.05% *, 10/15/2041, LIQ: Fannie Mae	530,000	530,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.1% *, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 0.05% *, 7/1/2025, LOC: TD Bank NA	1,390,000	1,390,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series H, 3.0%, 11/1/2014	1,000,000	1,016,580
Series B, ETM, 5.0%, 11/1/2014	350,000	359,788
New York, NY, General Obligation:
Series L-3, 0.08% *, 4/1/2036, SPA: Bank of America NA	200,000	200,000
Series G, Prerefunded 12/1/2014 @ 100, 5.0%, 12/1/2017	565,000	583,037
Port Authority of New York & New Jersey:
Series R-14077, 144A, 0.07% *, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Series 180, 3.0%, 6/1/2014	2,070,000	2,079,945
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.07% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,875,000	1,875,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.06% *, 1/1/2032, LOC: State Street Bank & Trust Co.	1,875,000	1,875,000

		40,193,640
Puerto Rico 13.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.2% *, 12/1/2030	1,050,000	1,050,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.17% **, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	3,600,000	3,600,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.15% *, 9/30/2014, LOC: Barclays Bank PLC	1,450,000	1,450,000

		6,100,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $46,293,640) †	99.6	46,293,640
Other Assets and Liabilities, Net	0.4	182,708

Net Assets	100.0	46,476,348

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

† The cost for federal income tax purposes was $46,293,640.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2014 valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$46,293,640	$—	$46,293,640
Total	$—	$46,293,640	$—	$46,293,640

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014